12. PRODUCT REGISTRATION AND DEVELOPMENT	12 Months Ended
Dec. 31, 2017
Notes
12. PRODUCT REGISTRATION AND DEVELOPMENT

12.  PRODUCT REGISTRATION AND DEVELOPMENT

	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Payroll	126,859	168,964	-	-
Product registration and licensing fees	115,444	39,820	930	56,143
	242,303	208,784	930	56,143